Annual Total Returns - iShares Municipal Bond Index Fund (Class K) [BarChart] - Class K - iShares Municipal Bond Index Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	10.70%
Annual Return 2012	4.98%
Annual Return 2013	(3.46%)
Annual Return 2014	8.76%
Annual Return 2015	2.80%
Annual Return 2016	0.48%
Annual Return 2017	3.83%
Annual Return 2018	1.27%
Annual Return 2019	7.57%
Annual Return 2020	5.00%